Stock-Based Compensation Stock Activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares - outstanding, December 31, 2015	4,366,297	4,671,639
Number of shares - granted	0	110,825
Number of shares - exercised	(4,700)	(396,010)
Number of shares - forfeited	(26,670)	(14,700)
Number of shares - expired	(2,357)	(5,457)
Number of shares - outstanding, March 31, 2016	4,332,570	4,366,297
Number of shares - exercisable, March 31, 2016	2,312,636	2,225,613
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per share - outstanding, December 31, 2014	$ 6.24	$ 5.88
Weighted average exercise price per share - granted		20.00
Weighted average exercise price per share - exercised	12.94	5.68
Weighted average exercise price per share - forfeited	14.74	13.47
Weighted average exercise price per share - expired	7.06	6.12
Weighted average exercise price per share - outstanding, December 31, 2015	6.18	6.24
Weighted average exercise price per share - exercisable, December 31, 2015	$ 5.75	$ 5.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options, outstanding, weighted average remaining contractual term		7 years 1 month 2 days
Aggregate Intrinsic Value, outstanding in dollars per share		$ 54,700
Options, exercisable, weighted average remaining contractual term		6 years 11 months 27 days
Aggregate Intrinsic Value, exercisable, in dollars per share		$ 29,000